SHARE BASED COMPENSATION - Schedule of Share-Based Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Restricted Shares [Member]
SHARE BASED COMPENSATION - Schedule of Share-Based Compensation (Details) [Line Items]
Share-based compensation	$ 0		$ 155,990	$ 0
2023 Share Incentive Plan [Member]
SHARE BASED COMPENSATION - Schedule of Share-Based Compensation (Details) [Line Items]
Share-based compensation	1,081,000	[1]	5,003,000	0
2024 Share Incentive Plan [Member]
SHARE BASED COMPENSATION - Schedule of Share-Based Compensation (Details) [Line Items]
Share-based compensation	4,140,000		0	0
2025 Share Incentive Plan [Member]
SHARE BASED COMPENSATION - Schedule of Share-Based Compensation (Details) [Line Items]
Share-based compensation	1,300,000		0	0
Transfer Shares from Treasury Shares [Member]
SHARE BASED COMPENSATION - Schedule of Share-Based Compensation (Details) [Line Items]
Share-based compensation	52,779	[2]	0	0
Transfer Shares From Treasury Shares [Member]
SHARE BASED COMPENSATION - Schedule of Share-Based Compensation (Details) [Line Items]
Share-based compensation	$ 76,400	[3]	$ 0	$ 0

[1]	As of December 31, 2024, the Company recorded a prepaid balance of $1,081,000 relating to payments made to consultants, which was recognized as share-based compensation expenses during 2025.
[2]	The number of shares, weighted average exercise price and weighted average grant date FV are presented on a retroactive basis to reflect the Company’s reverse share split on March 23, 2026.
[3]	As of December 31, 2025, the unrecognized share-based compensation is $229,200.